Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 16 – LEASES

As of December 31, 2024 and 2023, the Company had the following lease obligations:

		December 31,	December 31,
Discount Rate	Maturity	2024	2023
1.5% - 3.0%	2024-2025	€32,367	€37,579
1.5% - 3.0%	2024-2025	3,958	18,487
		€36,325	€56,066

Balance - December 31, 2022	€95,059
Lease liability additions	19,353
Repayment of Lease liability	(60,523)
Interest expense on lease liabilities	2,177
Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,944
Repayment of Lease liability	(63,996)
Interest expense on lease liabilities	2,311
Balance - December 31, 2024	€36,325

On September 8, 2020, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €527.

On June 1, 2022, the Company entered into an office lease agreement under a two-year term extensible for three years upon expiry and monthly lease payment of €3,384 during the first year and €3,492 during the second year. On April 1, 2024, the Company extended the office lease for one additional year starting from June 2024 through May 2025 with a monthly payment of €3,618.

On September 26, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €420.

On November 15, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €417.

On August 17, 2023, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €572.

The following table summarizes the maturity of our lease liabilities as of December 31, 2024:

2025	€33,020
2026	4,000
Total lease payments	37,020
Less: financing cost	(695)
Lease liabilities	€36,325

As of December 31, 2024 and 2023, the Company has right-of-use assets as follows:

Balance - December 31, 2022	€94,106
Additions	19,353
Depreciation	(58,524)
Balance - December 31, 2023	€54,935
Additions from lease modification	41,944
Depreciation	(61,568)
Balance - December 31, 2024	€35,311